Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Equities	€ 36.6	€ 36.7
Debt instruments	36.0	35.1
Property	23.3	23.0
Other	19.7	15.2
Total	€ 115.6	€ 110.0